Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000	81,795,590
Common stock, shares issued	2,672,222	1,727,192	646,044
Common stock, shares outstanding	2,672,222	1,694,414	639,039
Treasury stock, shares cost	32,778	32,778	7,006
Series F Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	9,088,398
Convertible Preferred Stock, shares issued		0	1,136,049
Convertible Preferred Stock, shares outstanding		0	1,136,049
Liquidation preference (in Dollars)			$ 10,000
Series E Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	9,008,324
Convertible Preferred Stock, shares issued		0	6,756,246
Convertible Preferred Stock, shares outstanding		0	6,756,246
Liquidation preference (in Dollars)			$ 10,000
Series D Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	2,679,397
Convertible Preferred Stock, shares issued		0	2,679,397
Convertible Preferred Stock, shares outstanding		0	2,679,397
Liquidation preference (in Dollars)			$ 18,194
Series C Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	4,101,409
Convertible Preferred Stock, shares issued		0	4,101,409
Convertible Preferred Stock, shares outstanding		0	4,101,409
Liquidation preference (in Dollars)			$ 15,725
Series B Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	1,281,402
Convertible Preferred Stock, shares issued		0	1,281,402
Convertible Preferred Stock, shares outstanding		0	1,281,402
Liquidation preference (in Dollars)			$ 1,798
Series A Redeemable, Convertible Preferred Stock
Convertible Preferred Stock, shares authorized		0	3,938,098
Convertible Preferred Stock, shares issued		0	3,938,098
Convertible Preferred Stock, shares outstanding		0	3,938,098
Liquidation preference (in Dollars)			$ 1,795